Schedule of property and equipment, net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Total, at cost	$ 56,778,142	$ 53,705,963
Less: Accumulated depreciation	(26,789,934)	(21,972,674)
Total, net	29,988,208	31,733,289
Dry-docking Expenditures [Member]
Property, Plant, and Equipment [Line Items]
Total, at cost	18,694,262	15,998,313
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total, at cost	70,634	68,964
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Total, at cost	296,828	284,462
Real Property [Member]
Property, Plant, and Equipment [Line Items]
Total, at cost	825,791	836,276
Renovation and Improvements [Member]
Property, Plant, and Equipment [Line Items]
Total, at cost	200,431	195,967
Tools and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total, at cost	2,290,278	1,922,063
Vessels [Member]
Property, Plant, and Equipment [Line Items]
Total, at cost	$ 34,399,918	$ 34,399,918